Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
Total pre-tax income / (loss) is comprised of the following by jurisdiction:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Bermuda	105.2	(7.1)	67.0	(49.2)
Foreign	(65.3)	53.7	(31.4)	128.4
Total	39.9	46.6	35.6	79.2

Income Tax Expense
Income tax (expense) / benefit is comprised of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Current tax	(10.3)	(13.6)	(23.4)	(28.7)
Change in deferred tax	5.5	(1.3)	6.0	(4.4)
Total	(4.8)	(14.9)	(17.4)	(33.1)